UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock Funds

BlackRock Advantage ESG U.S. Equity Fund

(Formerly BlackRock Impact U.S. Equity Fund)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2020

Date of reporting period: 11/30/2019

Item 1 – Report to Stockholders

NOVEMBER 30, 2019

2019 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Impact U.S. Equity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call (800) 441-7762 to inform BlackRock that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC, BlackRock Fund Advisors or their affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the BlackRock website at blackrock.com/edelivery and logging into your accounts, if you hold accounts directly with BlackRock, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended November 30, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as influential central banks shifted toward accommodative monetary policy, which led to broad-based optimism that a near-term recession could be averted.

After the dust settled, equity and bond markets posted solid returns while weathering significant volatility. U.S. large cap equities advanced the most, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — posted modest positive returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, proved to be an effective ballast for diversified investors. Investment-grade and high-yield corporate bonds also posted solid returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide variety of risks were brought to bear on markets, including rising interest rates, slowing global growth, and heightened trade tensions. Volatility also rose in emerging markets, as the appreciating U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. Despite an economic slowdown in Europe and ongoing uncertainty about Brexit, European equities posted a modest positive return.

As equity performance faltered and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

Looking ahead, we believe U.S. economic growth will stabilize and gradually improve in 2020. The primary drivers of recent market performance — trade and monetary policies — could take a back seat to a nascent expansion in manufacturing and a recent uptick in global growth. The headwinds of policy uncertainty in 2019 could become tailwinds in 2020 due to pro-cyclical policy shifts.

Overall, we favor increasing investment risk to benefit from the brighter outlook. In addition to having a positive view for equities overall, we favor emerging market equities over developed market equities. Increasing cyclical exposure through value-style investing and maintaining a meaningful emphasis on high-quality companies through quality factors also makes sense for diversified investors. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds, particularly local currency bonds, offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	15.26%	16.11%
U.S. small cap equities (Russell 2000® Index)	11.66	7.51
International equities (MSCI Europe, Australasia, Far East Index)	9.79	12.44
Emerging market equities (MSCI Emerging Markets Index)	5.87	7.28
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.10	2.32
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	3.88	13.34
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	3.81	10.79
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.31	8.13
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	4.27	9.68
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of November 30, 2019	BlackRock Impact U.S. Equity Fund

Investment Objective

BlackRock Impact U.S. Equity Fund’s (the “Fund”) investment objective is to seek to provide total return.

On September 18, 2019, the Board of Trustees of the Fund approved a change in the name of BlackRock Impact U.S. Equity Fund, effective as of December 2, 2019, to BlackRock Advantage ESG U.S. Equity Fund.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended November 30, 2019, the Fund underperformed its benchmark, the Russell 3000® Index.

Investment Process

The Fund will seek to provide total return by investing in a portfolio of equity securities of companies with positive aggregate societal impact outcomes, as determined by the investment adviser using the BlackRock Systematic Active Equity Impact Methodology, compared to the benchmark, and systematic, quantitative security selection models. The investment process is fundamentally driven with systematic and quantitative implementation based on expected returns.

The principal societal impact outcomes that are currently measured include the following, although they may change at any time:

Green Innovation — Companies that demonstrate green innovation focus on environmentally sustainable technologies as described by the United Nations Framework Convention on Climate Change and the World Intellectual Property Organization.

Carbon Intensity — Companies that represent a lower level of carbon emission from sources owned or controlled by the company, or from the generation of electricity, heat or steam purchased by the company.

Corporate Citizenship — “Corporate citizenship” focuses on companies whose employees have a high level of satisfaction working for their employers.

High Impact Disease Research — Companies that work on “high impact disease research” are companies that are researching treatments for diseases with the highest potential for global impact, measured by the number of lives affected due to potential reduction in early mortality and disability.

Ethics Controversies — “Ethics controversies” reflect factors such as misuse of company funds, falsification of company records and other illegal activities, as well as factors in the areas of diversity, labor rights, health and safety, and the environment.

Litigation — “Litigation” reflects the presence of lawsuits and/or labor issues at a company.

What factors influenced performance?

Markets ended the period higher despite a highly changeable backdrop, as investor sentiment was influenced by prevailing geopolitical risks. The period began with a strong recovery in June, as markets regained their footing following May’s sharp selloff, which resulted from fears over escalating trade tensions between the United States and China. However, sentiment turned negative in August following a further increase in geopolitical risk. These concerns faded for the remainder of the period as investors anticipated a phase one deal on trade and U.S. economic data suggested that investors had become overly bearish. Ultimately, this provided a relatively sanguine backdrop where realized market volatility was at odds with the sizable risk observed across various market dimensions. The resultant rotations across style factors hit historical extremes in September as momentum strategies lagged value styles by one of the widest monthly margins on record.

Performance across the Fund’s stock selection model was mixed. Primarily, sentiment-based insights struggled during the period. Cross-market sentiment insights that seek to identify investor positioning were the biggest detractors, led by underperformance from a signal that gauges bond investor sentiment, which was challenged by interest rate volatility. Other measures that seek to gauge sentiment from various trend-related data underperformed as the significant volatility across momentum styles impacted the overall composite. These included signals that evaluate online search activity, hotel bookings, and intended hiring trends. Within fundamental quality insights, quality metrics that seek to evaluate sales and operating asset growth underperformed.

While the stock selection model detracted overall, there were select insights that partially offset the broader weakness. As such, within fundamental-based insights, a few traditional quality measures were unsurprisingly rewarded given the market rotations. These included signals that prefer stocks with lower volatility as well as those that demonstrate earnings consistency. The Fund’s sustainability metrics added value as well, driven by environmental measures that evaluate carbon emissions and water depletion, which were particulary additive across the industrials and utilities sectors. Finally, amid the severe style volatility in September, traditional fundamental value metrics were able to drive gains by capturing the shift in investor preference toward attractively priced securities.

Describe recent portfolio activity.

Over the course of the period, the portfolio maintained a balanced allocation of risk across all major return drivers. However, a number of new stock selection insights were added to the portfolio. The Fund added a new signal that uses the investment adviser’s existing library of insights to create bespoke allocation models at the individual stock level. This builds upon earlier machine learned capabilities developed by the investment adviser. Additionally, a new insight that looks to identify trade crowding from broker concentration was added.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of November 30, 2019 (continued)	BlackRock Impact U.S. Equity Fund

Describe portfolio positioning at period end.

The Fund remained largely sector neutral relative to the Russell 3000® Index. At period end, the Fund had slight overweight positions to utilities and materials and slight underweights to consumer discretionary and financials.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Summary for the Period Ended November 30, 2019

		Average Annual Total Returns (a)(b)
		1 Year		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	14.34%	15.89%	N/A	13.74%	N/A
Investor A	14.22	15.61	9.54%	13.46	12.00%
Investor C	13.78	14.79	13.79	12.62	12.62
Class K	14.35	15.93	N/A	13.79	N/A
Russell 3000® Index(d)	14.80	15.49	N/A	13.49	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in U.S. equity securities, which include common stock, preferred stock and convertible securities.

(c)	The Fund commenced operations on October 5, 2015.
(d)	A float-adjusted, market capitalization-weighted index of the 3,000 largest U.S. companies based on total market capitalization that represents about 98% of the investable U.S. equity market.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value 06/01/19	Ending Account Value 11/30/19	Expenses Paid During the Period (a)	Beginning Account Value 06/01/19	Ending Account Value 11/30/19	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,143.40	$2.95	$1,000.00	$1,022.25	$2.78	0.55%
Investor A	1,000.00	1,142.20	4.28	1,000.00	1,021.00	4.04	0.80
Investor C	1,000.00	1,137.80	8.28	1,000.00	1,017.25	7.82	1.55
Class K	1,000.00	1,143.50	2.68	1,000.00	1,022.50	2.53	0.50

(a)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period shown).

(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Holding	Percent of Net Assets
Apple, Inc.	4%
Microsoft Corp.	4
Amazon.com, Inc.	2
Alphabet, Inc. Class A	2
Mastercard, Inc.	2
Procter & Gamble Co.	1
Accenture PLC	1
Home Depot, Inc.	1
Costco Wholesale Corp.	1
Alphabet, Inc. Class C	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	23%
Health Care	13
Financials	12
Industrials	11
Consumer Discretionary	9
Communication Services	8
Consumer Staples	7
Utilities	4
Materials	4
Energy	4
Real Estate	4
Short-Term Securities	2
Liabilities in Excess of Other Assets	(1)

FUND SUMMARY	5

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. The performance of the Fund’s Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately ten years.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous page assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), the Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. With respect to the Fund’s voluntary waiver, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waivers may be reduced or discontinued at any time. With respect to the Fund’s contractual waivers, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense example on the previous page (which is based on a hypothetical investment of $1,000 invested on June 1, 2019 and held through November 30, 2019) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) November 30, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 99.0%

Aerospace & Defense — 1.2%
Boeing Co.	1,031	$377,532
Curtiss-Wright Corp.	89	12,221
HEICO Corp.(a)	80	10,391
HEICO Corp., Class A	203	20,389
Hexcel Corp.	269	21,420
Huntington Ingalls Industries, Inc.	101	25,419
L3Harris Technologies, Inc.	685	137,747
Mercury Systems, Inc.(b)	170	12,452
Moog, Inc., Class A	101	8,673
Raytheon Co.	902	196,113
Teledyne Technologies, Inc.(b)	110	37,619
United Technologies Corp.	2,574	381,827

		1,241,803

Air Freight & Logistics — 1.3%
C.H. Robinson Worldwide, Inc.	4,165	320,080
Echo Global Logistics, Inc.(b)	486	9,735
Expeditors International of Washington, Inc.	12,266	917,006
Hub Group, Inc., Class A(a)(b)	633	32,327

		1,279,148

Airlines — 0.0%
Hawaiian Holdings, Inc.	858	25,989

Auto Components — 0.1%
Aptiv PLC	781	73,320
Tenneco, Inc., Class A	1,940	24,037

		97,357

Automobiles — 0.2%
Tesla, Inc.(b)	506	166,950

Banks — 4.1%
Bank of America Corp.	21,730	724,043
CIT Group, Inc.	3,463	157,636
Citigroup, Inc.	2,708	203,425
Citizens Financial Group, Inc.	4,502	173,147
Comerica, Inc.	1,561	109,910
Credicorp Ltd.	222	46,884
Cullen/Frost Bankers, Inc.	4,002	374,427
East West Bancorp, Inc.	1,019	46,690
First Horizon National Corp.	2,745	44,140
Investors Bancorp, Inc.	5,386	64,955
JPMorgan Chase & Co.	5,229	688,973
National Bank Holdings Corp., Class A	2,795	100,173
PacWest Bancorp	1,083	40,331
PNC Financial Services Group, Inc.	1,380	211,430
Regions Financial Corp.	6,054	100,738
Sandy Spring Bancorp, Inc.	560	19,802
SunTrust Banks, Inc.	1,427	101,089
SVB Financial Group(b)	1,011	234,279
Texas Capital Bancshares, Inc.(b)	317	18,323
U.S. Bancorp	1,968	118,139
Webster Financial Corp.	1,985	96,650
Zions Bancorp. NA	8,941	445,083

		4,120,267

Beverages — 1.4%
Coca-Cola European Partners PLC	5,810	293,172
PepsiCo, Inc.	7,913	1,074,823

		1,367,995

Biotechnology — 3.7%
AbbVie, Inc.	5,272	462,513
AMAG Pharmaceuticals, Inc.(b)	1,334	14,207
Amgen, Inc.	4,302	1,009,765
Biogen, Inc.(b)	956	286,618

Security	Shares	Value

Biotechnology (continued)
Gilead Sciences, Inc.	17,453	$1,173,540
Surface Oncology, Inc.(a)(b)	595	1,250
Vertex Pharmaceuticals, Inc.(b)	3,335	739,536

		3,687,429

Building Products — 1.0%
Allegion PLC	3,529	423,586
Johnson Controls International PLC	5,896	252,526
Lennox International, Inc.	1,204	308,043
Resideo Technologies, Inc.(a)(b)	4,672	45,692

		1,029,847

Capital Markets — 3.4%
Bank of New York Mellon Corp.	4,701	230,208
Charles Schwab Corp.	6,423	317,939
CME Group, Inc.	1,011	204,960
Evercore, Inc., Class A	707	54,708
Intercontinental Exchange, Inc.	643	60,551
Invesco Ltd.	15,906	279,309
Janus Henderson Group PLC	486	12,344
Moody’s Corp.	970	219,870
Morgan Stanley	16,081	795,688
Northern Trust Corp.	421	45,148
Pzena Investment Management, Inc., Class A	4,182	37,178
S&P Global, Inc.	1,465	387,712
T. Rowe Price Group, Inc.	4,984	615,823
TD Ameritrade Holding Corp.	2,037	105,578
Westwood Holdings Group, Inc.	511	15,770

		3,382,786

Chemicals — 2.2%
Axalta Coating Systems Ltd.(b)	2,519	71,716
Ecolab, Inc.	5,740	1,071,486
HB Fuller Co.	5,032	250,996
Mosaic Co.	824	15,697
Scotts Miracle-Gro Co.	1,017	102,798
Sherwin-Williams Co.	892	520,152
Trinseo SA	750	28,493
Valvoline, Inc.	6,513	147,519

		2,208,857

Commercial Services & Supplies — 0.4%
ADT, Inc.	10,678	98,665
Cintas Corp.	84	21,593
Copart, Inc.(b)	869	77,341
KAR Auction Services, Inc.	1,839	38,840
Steelcase, Inc., Class A	1,572	28,484
UniFirst Corp.	219	45,169
Viad Corp.	844	53,087

		363,179

Communications Equipment — 0.9%
Cisco Systems, Inc.	18,882	855,543

Construction & Engineering — 0.5%
EMCOR Group, Inc.(a)	4,564	405,877
Fluor Corp.	7,950	138,648

		544,525

Construction Materials — 0.1%
Vulcan Materials Co.	912	129,385

Consumer Discretionary — 0.0%
SP Plus Corp.(b)	1,058	46,393

Consumer Finance — 1.5%
Ally Financial, Inc.	19,760	629,158
American Express Co.	7,287	875,315

		1,504,473

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging — 0.3%
AptarGroup, Inc.	2,039	$228,613
Ball Corp.	423	27,943

		256,556

Distributors — 0.2%
Pool Corp.	916	189,108

Diversified Consumer Services — 1.1%
Bright Horizons Family Solutions, Inc.(a)(b)	4,933	742,515
Carriage Services, Inc.	8,324	200,192
frontdoor, Inc.(b)	1,121	50,736
H&R Block, Inc.	3,783	92,230
Service Corp. International	194	8,540

		1,094,213

Diversified Financial Services — 1.1%
AXA Equitable Holdings, Inc.	4,335	107,248
Berkshire Hathaway, Inc., Class B(b)	3,653	804,756
FactSet Research Systems, Inc.	804	208,758
On Deck Capital, Inc.(b)	3,554	14,607

		1,135,369

Diversified Telecommunication Services — 1.2%
AT&T, Inc.	4,671	174,602
Cincinnati Bell, Inc.(b)	1,493	9,690
Verizon Communications, Inc.	16,533	995,948
Zayo Group Holdings, Inc.(b)	1	34

		1,180,274

Electric Utilities — 2.3%
Avangrid, Inc.	13,450	652,863
El Paso Electric Co.	124	8,410
Eversource Energy	12,014	992,837
Exelon Corp.	8,304	368,697
IDACORP, Inc.	400	42,020
Pinnacle West Capital Corp.	2,833	247,576
Xcel Energy, Inc.	125	7,686

		2,320,089

Electrical Equipment — 0.5%
Bloom Energy Corp., Class A(b)	3,649	23,792
Rockwell Automation, Inc.	2,174	425,756

		449,548

Electronic Equipment, Instruments & Components — 0.5%
Avnet, Inc.	1,822	74,064
CDW Corp.	80	10,804
Daktronics, Inc.	5,285	32,556
Keysight Technologies, Inc.(b)	567	60,686
National Instruments Corp.	6,743	284,015
SYNNEX Corp.	553	67,914
Tech Data Corp.(b)	115	16,662

		546,701

Energy Equipment & Services — 0.6%
Baker Hughes Co.	8,382	187,925
National Oilwell Varco, Inc.	10,376	233,979
Schlumberger Ltd.	991	35,874
TechnipFMC PLC	8,323	156,805
Transocean Ltd.(b)	1	5

		614,588

Entertainment — 0.3%
Electronic Arts, Inc.(b)	864	87,273
Take-Two Interactive Software, Inc.(b)	116	14,076
Viacom, Inc., Class A	785	20,504
Viacom, Inc., Class B	7,769	187,000

		308,853

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) — 3.6%
Apollo Commercial Real Estate Finance, Inc.	1,180	$21,559
Boston Properties, Inc.	2,864	396,778
DiamondRock Hospitality Co.	2,689	27,697
Macerich Co.	19,569	526,993
Outfront Media, Inc.	4,351	108,688
Park Hotels & Resorts, Inc.	2,258	53,402
Prologis, Inc.	9,534	872,838
QTS Realty Trust, Inc., Class A	1,893	100,461
Regency Centers Corp.	9,099	591,799
Simon Property Group, Inc.	1,980	299,396
Welltower, Inc.	7,184	607,551

		3,607,162

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	4,287	1,285,285

Food Products — 1.7%
General Mills, Inc.	11,375	606,515
Hershey Co.	3,274	485,076
Kellogg Co.	3,825	249,084
McCormick & Co., Inc.	2,461	416,524

		1,757,199

Gas Utilities — 0.2%
Southwest Gas Holdings, Inc.	3,009	227,962

Health Care Equipment & Supplies — 1.9%
DexCom, Inc.(b)	352	80,013
Edwards Lifesciences Corp.(a)(b)	2,138	523,682
Globus Medical, Inc., Class A(b)	1,399	78,274
Hill-Rom Holdings, Inc.	746	79,979
IDEXX Laboratories, Inc.(b)	2,221	558,759
Insulet Corp.(b)	388	72,052
Stryker Corp.	2,045	418,939
Varian Medical Systems, Inc.(b)	902	120,624

		1,932,322

Health Care Providers & Services — 3.5%
AmerisourceBergen Corp.	3,439	302,323
AMN Healthcare Services, Inc.(b)	2,401	142,787
Anthem, Inc.	1,121	323,588
Cardinal Health, Inc.	7,885	433,912
Cigna Corp.(b)	3,440	687,725
Covetrus, Inc.(b)	1,558	22,295
CVS Health Corp.	8,431	634,601
Henry Schein, Inc.(b)	1,398	96,322
McKesson Corp.	642	92,859
Patterson Cos., Inc.	4,703	91,520
Penumbra, Inc.(b)	590	104,383
UnitedHealth Group, Inc.	1,878	525,596
WellCare Health Plans, Inc.(b)	158	50,887

		3,508,798

Health Care Technology — 0.2%
Teladoc Health, Inc.(b)	253	21,186
Veeva Systems, Inc., Class A(b)	1,398	208,554
Vocera Communications, Inc.(b)	603	13,085

		242,825

Hotels, Restaurants & Leisure — 1.3%
Brinker International, Inc.	2,091	93,677
Chipotle Mexican Grill, Inc.(b)	17	13,837
Darden Restaurants, Inc.	3,130	370,717
Dine Brands Global, Inc.	1,045	86,609
Domino’s Pizza, Inc.	83	24,427
Dunkin’ Brands Group, Inc.	3,490	267,159
Planet Fitness, Inc., Class A(b)	1,209	89,369
Six Flags Entertainment Corp.	795	34,567

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	776	$66,294
Vail Resorts, Inc.	1,258	305,279

		1,351,935

Household Durables — 0.4%
Garmin Ltd.	2,935	286,720
iRobot Corp.(b)	1,740	75,795

		362,515

Household Products — 1.7%
Clorox Co.	2,235	331,294
Procter & Gamble Co.	11,361	1,386,724

		1,718,018

Independent Power and Renewable Electricity Producers — 0.3%
Pattern Energy Group, Inc., Class A	3,678	101,219
TerraForm Power, Inc., Class A	11,736	182,025

		283,244

Industrial Conglomerates — 1.2%
3M Co.	1,227	208,308
BWX Technologies, Inc.	287	17,257
General Electric Co.	16,088	181,312
Honeywell International, Inc.	2,707	483,335
Roper Technologies, Inc.	786	283,251

		1,173,463

Insurance — 2.3%
Allstate Corp.	2,654	295,523
First American Financial Corp.	5,256	334,387
Marsh & McLennan Cos., Inc.	1,398	151,082
Progressive Corp.	1,137	83,058
Prudential Financial, Inc.	6,488	607,406
Travelers Cos., Inc.	5,701	779,441
Unum Group	405	12,449

		2,263,346

Interactive Media & Services — 4.3%
Alphabet, Inc., Class A(b)	1,411	1,840,071
Alphabet, Inc., Class C(b)	979	1,277,556
Facebook, Inc., Class A(b)	6,238	1,257,830

		4,375,457

Internet & Direct Marketing Retail — 2.4%
Amazon.com, Inc.(a)(b)	1,233	2,220,386
Etsy, Inc.(b)	2,857	123,965
Lands’ End, Inc.(b)	4,403	51,867
TripAdvisor, Inc.	812	23,061
Wayfair, Inc., Class A(b)	268	22,759

		2,442,038

IT Services — 5.3%
Accenture PLC, Class A	6,562	1,320,012
Automatic Data Processing, Inc.	6,235	1,064,813
Jack Henry & Associates, Inc.	1,619	245,991
Mastercard, Inc., Class A	5,180	1,513,752
Paychex, Inc.	10,895	938,277
Teradata Corp.(b)	1,227	32,589
Visa, Inc., Class A	1,354	249,827

		5,365,261

Life Sciences Tools & Services — 0.3%
Mettler-Toledo International, Inc.(b)	166	119,422
Thermo Fisher Scientific, Inc.	260	81,627
Waters Corp.(b)	548	121,694

		322,743

Machinery — 2.7%
Cummins, Inc.	1,067	195,112
Deere & Co.	1,152	193,594

Security	Shares	Value

Machinery (continued)
Illinois Tool Works, Inc.	414	$72,173
Ingersoll-Rand PLC	1,553	203,614
Oshkosh Corp.	5,649	511,008
PACCAR, Inc.	4,901	398,794
Snap-on, Inc.	1,009	161,904
Woodward, Inc.	1,816	212,091
Xylem, Inc.	10,177	788,819

		2,737,109

Media — 2.5%
Cinemark Holdings, Inc.	5,343	180,967
Discovery, Inc., Class A(b)	7,354	242,241
Discovery, Inc., Class C(b)	1,123	34,274
Gray Television, Inc.(b)	837	16,941
IMAX Corp.(a)(b)	9,843	211,624
Interpublic Group of Cos., Inc.	11,199	250,858
Liberty Global PLC, Class A(a)(b)	8,563	193,096
Liberty Media Corp. — Liberty SiriusXM, Class A(b)	271	13,198
New York Times Co., Class A	3,052	98,427
Omnicom Group, Inc.	2,071	164,603
Sirius XM Holdings, Inc.(a)	55,189	385,219
Walt Disney Co.	4,983	755,323

		2,546,771

Metals & Mining — 0.7%
Reliance Steel & Aluminum Co.	4,868	574,327
Ryerson Holding Corp.(b)	7,812	83,276
Schnitzer Steel Industries, Inc., Class A	4,292	92,492

		750,095

Multi-Utilities — 0.8%
Consolidated Edison, Inc.	9,564	831,016

Multiline Retail — 0.6%
Macy’s, Inc.	3,023	46,312
Nordstrom, Inc.	6,935	264,709
Target Corp.	2,265	283,148

		594,169

Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.(b)	20,718	41,229
Approach Resources, Inc.(b)	39	1
Chevron Corp.	2,247	263,191
ConocoPhillips	7,947	476,343
Delek US Holdings, Inc.	3,264	111,988
Devon Energy Corp.	10,146	222,096
Exxon Mobil Corp.	11,093	755,766
Kinder Morgan, Inc.	609	11,942
Kosmos Energy Ltd.	20,679	123,454
Phillips 66	3,241	371,807
Pioneer Natural Resources Co.	328	41,931
Range Resources Corp.	35,540	124,035
Renewable Energy Group, Inc.(b)	796	13,580
SM Energy Co.	2,067	17,177
Valero Energy Corp.	5,484	523,667
Whiting Petroleum Corp.(b)	2,113	9,678

		3,107,885

Paper & Forest Products — 0.5%
Boise Cascade Co.	13,398	508,052

Personal Products — 0.6%
Estee Lauder Cos., Inc., Class A	2,954	577,418

Pharmaceuticals — 3.7%
Bristol-Myers Squibb Co.	13,485	767,836
Collegium Pharmaceutical, Inc.(b)	1,679	36,485
Eli Lilly & Co.	853	100,100

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Johnson & Johnson	8,510	$1,170,040
Merck & Co., Inc.	7,846	684,014
Pfizer, Inc.	1,887	72,687
Prestige Consumer Healthcare, Inc.(b)	1,920	72,518
Supernus Pharmaceuticals, Inc.(b)	575	13,444
Zoetis, Inc.	6,635	799,650

		3,716,774

Professional Services — 1.2%
ASGN, Inc.(b)	338	22,650
Heidrick & Struggles International, Inc.	892	27,670
IHS Markit Ltd.(b)	10,962	796,389
Insperity, Inc.	881	68,515
Paylocity Holding Corp.(b)	355	43,424
Robert Half International, Inc.	4,371	254,392
TransUnion(a)	485	41,860

		1,254,900

Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A(b)	221	12,601

Road & Rail — 0.7%
AMERCO	124	44,915
Avis Budget Group, Inc.(a)(b)	855	25,436
Daseke, Inc.(b)	6,159	18,169
Landstar System, Inc.	726	80,884
Lyft, Inc., Class A(b)	2,957	144,834
Ryder System, Inc.	7,522	394,830

		709,068

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.(b)	1,650	64,598
Analog Devices, Inc.	2,970	335,461
Applied Materials, Inc.	7,376	427,070
Cirrus Logic, Inc.(b)	3,726	267,154
Intel Corp.	16,445	954,632
Lam Research Corp.	726	193,719
NVIDIA Corp.	5,643	1,223,064
Texas Instruments, Inc.	1,666	200,270
Xilinx, Inc.	391	36,277

		3,702,245

Software — 7.8%
Adobe, Inc.(b)	3,003	929,519
Cadence Design Systems, Inc.(b)	481	33,790
Intuit, Inc.	3,310	856,926
Microsoft Corp.	26,974	4,083,324
Paycom Software, Inc.(b)	45	12,457
RingCentral, Inc., Class A(b)	497	85,718
salesforce.com, Inc.(b)	7,235	1,178,509
ServiceNow, Inc.(b)	1,359	384,651
SVMK, Inc.(b)	2,004	34,208
Workday, Inc., Class A(b)	1,595	285,696

		7,884,798

Specialty Retail — 1.8%
American Eagle Outfitters, Inc.	3,111	46,572
Asbury Automotive Group, Inc.(b)	1,100	121,924
Best Buy Co., Inc.	360	29,030
Gap, Inc.	5,436	90,292
Home Depot, Inc.	5,873	1,295,055
Lithia Motors, Inc., Class A(a)	413	66,320
Tailored Brands, Inc.	2,597	13,738
Tiffany & Co.	989	132,328

		1,795,259

Technology Hardware, Storage & Peripherals — 4.7%
Apple, Inc.	16,730	4,471,092
HP, Inc.	12,182	244,615

		4,715,707

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.9%
Fossil Group, Inc.(b)	2,320	$17,377
Levi Strauss & Co., Class A	1,296	21,747
Lululemon Athletica, Inc.(a)(b)	1,384	312,355
NIKE, Inc., Class B	5,330	498,302
PVH Corp.	474	45,959
Ralph Lauren Corp.	149	15,993
VF Corp.	235	20,807

		932,540

Thrifts & Mortgage Finance — 0.2%
Federal Agricultural Mortgage Corp., Class C	1,446	120,090
MGIC Investment Corp.	3,991	57,510
New York Community Bancorp, Inc.	1,253	14,936

		192,536

Trading Companies & Distributors — 0.2%
GATX Corp.	614	49,630
Veritiv Corp.(a)(b)	3,445	63,181
W.W. Grainger, Inc.	359	113,785

		226,596

Water Utilities — 0.5%
American Water Works Co., Inc.	4,514	546,329

Wireless Telecommunication Services — 0.1%
Gogo, Inc.(b)	2,903	14,689
United States Cellular Corp.(b)	949	32,181

		46,870

Total Common Stocks — 99.0% (Cost — $84,496,052)		99,755,536

Rights — 0.0%

Pharmaceuticals — 0.0%
Bristol-Myers Squibb Co., (Expires 03/31/2021)(b)	2,252	4,842

Total Rights — 0.0% (Cost — $4,797)		4,842

Total Long-Term Investments — 99.0% (Cost — $84,500,849)		99,760,378

Short-Term Securities — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.53%(c)(e)	830,478	830,478
SL Liquidity Series, LLC, Money Market Series, 1.85%(c)(d)(e)	1,450,543	1,450,833

Total Short-Term Securities — 2.3% (Cost — $2,281,307)		2,281,311

Total Investments — 101.3% (Cost — $86,782,156)		102,041,689

Liabilities in Excess of Other Assets — (1.3)%		(1,293,743)

Net Assets — 100.0%		$100,747,946

(a)	Security, or a portion of the security, is on loan.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of the security was purchased with the cash collateral from loaned securities.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Impact U.S. Equity Fund

(e)

During the six months ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/19	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	534,478	296,000	830,478	$830,478	$8,596		$—	$—
SL Liquidity Series, LLC, Money Market Series	806,742	643,801	1,450,543	1,450,833	6,168	(b)	51	(2)

				$2,281,311	$14,764		$51	$(2)

(a)	Includes net capital gain distributions, if applicable.
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	12	12/20/19	$974	$11,161

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$11,161	$—	$—	$—	$11,161

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts is reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended November 30, 2019, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$6,070	$—	$—	$—	$6,070

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$34,572	$—	$—	$—	$34,572

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,047,465

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Impact U.S. Equity Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$99,760,378	$—	$—	$99,760,378
Short-Term Securities	830,478	—	—	830,478

Subtotal	$100,590,856	$—	$—	$100,590,856

Investments Valued at NAV(b)				1,450,833

Total Investments				$102,041,689

Derivative Financial Instruments(c)
Assets:
Equity contracts	$11,161	$—	$—	$11,161

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Assets and Liabilities  (unaudited)

November 30, 2019

BlackRock Impact U.S. Equity Fund

ASSETS
Investments at value — unaffiliated (including securities loaned at value of $1,305,902) (cost — $84,500,849)	$99,760,378
Investments at value — affiliated (cost — $2,281,307)	2,281,311
Cash pledged for futures contracts	34,000
Receivables:
Securities lending income — affiliated	1,349
Capital shares sold	125,883
Dividends — affiliated	1,163
Dividends — unaffiliated	184,987
Prepaid expenses	42,144

Total assets	102,431,215

LIABILITIES
Cash collateral on securities loaned at value	1,450,707
Payables:
Investments purchased	10,234
Administration fees	3,748
Board realignment and consolidation	156
Capital shares redeemed	64,753
Investment advisory fees	13,090
Trustees’ and Officer’s fees	3,958
Other accrued expenses	123,718
Service and distribution fees	6,350
Variation margin on futures contracts	6,555

Total liabilities	1,683,269

NET ASSETS	$100,747,946

NET ASSETS CONSIST OF
Paid-in capital	$84,491,461
Accumulated earnings	16,256,485

NET ASSETS	$100,747,946

NET ASSET VALUE
Institutional — Based on net assets of $80,619,597 and 5,645,651 shares outstanding, Unlimited number of shares authorized, $0.001 par value	$14.28

Investor A — Based on net assets of $15,183,077 and 1,067,305 shares outstanding, Unlimited number of shares authorized, $0.001 par value	$14.23

Investor C — Based on net assets of $4,208,711 and 299,575 shares outstanding, Unlimited number of shares authorized, $0.001 par value	$14.05

Class K — Based on net assets of $736,561 and 51,549 shares outstanding, Unlimited number of shares authorized, $0.001 par value	$14.29

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statement of Operations  (unaudited)

Six Months Ended November 30, 2019

BlackRock Impact U.S. Equity Fund

INVESTMENT INCOME
Dividends — unaffiliated	$819,261
Dividends — affiliated	8,596
Interest — unaffiliated	290
Securities lending income — affiliated — net	6,168

Total investment income	834,315

EXPENSES
Investment advisory	174,101
Professional	47,465
Service and distribution — class specific	36,006
Registration	31,605
Transfer agent — class specific	22,608
Administration	18,498
Printing	18,452
Custodian	16,932
Accounting services	12,598
Administration — class specific	8,705
Trustees and Officer	6,227
Miscellaneous	7,965

Total expenses	401,162
Less:
Fees waived and/or reimbursed by the Manager	(115,906)
Administration fees waived	(258)
Administration fees waived — class specific	(6,355)
Transfer agent fees waived and/or reimbursed — class specific	(3,315)

Total expenses after fees waived and/or reimbursed	275,328

Net investment income	558,987

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,023,564
Investments — affiliated	51
Futures contracts	6,070

2,029,685

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	8,929,407
Investments — affiliated	(2)
Futures contracts	34,572

8,963,977

Net realized and unrealized gain	10,993,662

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,552,649

See notes to financial statements.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Impact U.S. Equity Fund
	Six Months Ended 11/30/19 (unaudited)	Year Ended 05/31/19

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$558,987	$860,078
Net realized gain	2,029,685	848,678
Net change in unrealized appreciation (depreciation)	8,963,977	(780,227)

Net increase in net assets resulting from operations	11,552,649	928,529

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(793,820)	(3,923,741)
Investor A	(140,249)	(462,729)
Investor C	(34,921)	(141,273)
Class K	(4,703)	(19,826)

Decrease in net assets resulting from distributions to shareholders	(973,693)	(4,547,569)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,982,244	20,067,406

NET ASSETS
Total increase in net assets	26,561,200	16,448,366
Beginning of period	74,186,746	57,738,380

End of period	$100,747,946	$74,186,746

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Impact U.S. Equity Fund

	Institutional
	Six Months Ended 11/30/19 (unaudited)		Year Ended May 31,			Period from 10/05/15 (a) to 05/31/16
			2019	2018	2017

Net asset value, beginning of period	$12.64		$13.33	$12.07	$10.49	$10.00

Net investment income(b)	0.09		0.18	0.17	0.15	0.11
Net realized and unrealized gain	1.71		0.13	1.79	1.74	0.45

Net increase from investment operations	1.80		0.31	1.96	1.89	0.56

Distributions(c)
From net investment income	(0.06)		(0.17)	(0.16)	(0.17)	(0.06)
From net realized gain	(0.10)		(0.83)	(0.54)	(0.14)	(0.01)

Total distributions	(0.16)		(1.00)	(0.70)	(0.31)	(0.07)

Net asset value, end of period	$14.28		$12.64	$13.33	$12.07	$10.49

Total Return(d)
Based on net asset value	14.34	%(e)	2.36%	16.74%	18.35%	5.59	%(e)

Ratios to Average Net Assets
Total expenses	0.83	%(f)	0.95%	1.10%	1.63%	1.91	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.55	%(f)	0.55%	0.54%	0.57%	0.64	%(f)(g)

Net investment income	1.37	%(f)	1.41%	1.32%	1.37%	1.64	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$80,620		$59,344	$49,872	$30,844	$21,080

Portfolio turnover rate	74%		149%	118%	82%	56%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.42%.

See notes to financial statements.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Impact U.S. Equity Fund (continued)

	Investor A
	Six Months Ended 11/30/19 (unaudited)		Year Ended May 31,			Period from 10/05/15 (a) to 05/31/16
			2019	2018	2017

Net asset value, beginning of period	$12.60		$13.29	$12.05	$10.48	$10.00

Net investment income(b)	0.08		0.15	0.14	0.14	0.09
Net realized and unrealized gain	1.70		0.13	1.77	1.72	0.45

Net increase from investment operations	1.78		0.28	1.91	1.86	0.54

Distributions(c)
From net investment income	(0.05)		(0.14)	(0.13)	(0.15)	(0.05)
From net realized gain	(0.10)		(0.83)	(0.54)	(0.14)	(0.01)

Total distributions	(0.15)		(0.97)	(0.67)	(0.29)	(0.06)

Net asset value, end of period	$14.23		$12.60	$13.29	$12.05	$10.48

Total Return(d)
Based on net asset value	14.22	%(e)	2.13%	16.38%	18.04%	5.44	%(e)

Ratios to Average Net Assets
Total expenses	1.12	%(f)	1.23%	1.42%	1.84%	2.21	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.80	%(f)	0.80%	0.80%	0.82%	0.89	%(f)(g)

Net investment income	1.12	%(f)	1.17%	1.06%	1.22%	1.40	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$15,183		$11,052	$5,881	$3,194	$307

Portfolio turnover rate	74%		149%	118%	82%	56%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.70%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Impact U.S. Equity Fund (continued)

	Investor C
	Six Months Ended 11/30/19 (unaudited)		Year Ended May 31,			Period from 10/05/15 (a) to 05/31/16
			2019	2018	2017

Net asset value, beginning of period	$12.46		$13.17	$11.98	$10.45	$10.00

Net investment income(b)	0.02		0.05	0.04	0.06	0.04
Net realized and unrealized gain	1.69		0.13	1.76	1.71	0.45

Net increase from investment operations	1.71		0.18	1.80	1.77	0.49

Distributions(c)
From net investment income	(0.02)		(0.06)	(0.07)	(0.10)	(0.03)
From net realized gain	(0.10)		(0.83)	(0.54)	(0.14)	(0.01)

Total distributions	(0.12)		(0.89)	(0.61)	(0.24)	(0.04)

Net asset value, end of period	$14.05		$12.46	$13.17	$11.98	$10.45

Total Return(d)
Based on net asset value	13.78	%(e)	1.38%	15.45%	17.24%	4.92	%(e)

Ratios to Average Net Assets
Total expenses	1.88	%(f)	2.01%	2.25%	2.46%	3.27	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed and paid indirectly	1.55	%(f)	1.55%	1.55%	1.54%	1.64	%(f)(g)

Net investment income	0.36	%(f)	0.42%	0.30%	0.53%	0.64	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$4,209		$3,453	$1,722	$756	$26

Portfolio turnover rate	74%		149%	118%	82%	56%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.78%.

See notes to financial statements.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Impact U.S. Equity Fund (continued)

	Class K
	Six Months Ended 11/30/19 (unaudited)		Year Ended May 31,			Period from 03/28/16 (a) to 05/31/16
			2019	2018	2017

Net asset value, beginning of period	$12.65		$13.33	$12.08	$10.49	$10.10

Net investment income(b)	0.10		0.19	0.17	0.16	0.03
Net realized and unrealized gain	1.70		0.14	1.78	1.74	0.36

Net increase (decrease) from investment operations	1.80		0.33	1.95	1.90	0.39

Distributions(c)
From net investment income	(0.06)		(0.18)	(0.16)	(0.17)	—
From net realized gain	(0.10)		(0.83)	(0.54)	(0.14)	—

Total distributions	(0.16)		(1.01)	(0.70)	(0.31)	—

Net asset value, end of period	$14.29		$12.65	$13.33	$12.08	$10.49

Total Return(d)
Based on net asset value	14.35	%(e)	2.48%	16.67%	18.47%	3.86	%(e)

Ratios to Average Net Assets
Total expenses	0.80	%(f)	0.93%	1.09%	1.68%	1.27	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed and paid indirectly	0.50	%(f)	0.50%	0.50%	0.55%	0.60	%(f)(g)

Net investment income	1.45	%(f)	1.46%	1.36%	1.39%	1.81	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$737		$338	$264	$239	$208

Portfolio turnover rate	74%		149%	118%	82%	56%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.53%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	19

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. BlackRock Impact U.S. Equity Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 10 years
Class K Shares	No	No		None

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

On September 18, 2019, the Board of Trustees of the Fund approved a change in the name of BlackRock Impact U.S. Equity Fund, effective as of December 2, 2019, to BlackRock Advantage ESG U.S. Equity Fund.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Fund does not isolate the portion of the results of operations arising as a result of changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Segregation and Collateralization: In cases where the Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the NYSE (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the period end). U.S. GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•

The Fund values its investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon its pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2019, certain investments of the Fund were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities, but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in the Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statement of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedule of Investments.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
Citigroup Global Markets Inc. . .	$587,650	$(587,650)	$—
Credit Suisse Securities (USA) LLC	78,194	(78,194)	—
Deutsche Bank Securities INC	2,975	(2,975)	—
JP Morgan Securities LLC . . . .	626,072	(626,072)	—
State Street Bank & Trust Company	11,011	(11,011)	—

	$1,305,902	$(1,305,902)	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets.

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion $1 Billion — $3 Billion $3 Billion — $5 Billion $5 Billion — $10 Billion Greater than $10 Billion	0.40 0.38 0.36 0.35 0.34%

Service and Distribution Fees: The Trust, on behalf of the Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Investor A	Investor C
Service Fees	0.25%	0.25%
Distribution Fees	—	0.75

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2019, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Total
$16,513	$19,493	$36,006

Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million $500 Million — $1 Billion $1 Billion — $2 Billion $2 Billion — $4 Billion $4 Billion — $13 Billion Greater than $13 Billion	0.0425 0.0400 0.0375 0.0350 0.0325 0.0300%

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2019, the following table shows the class specific administration fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$6,946	$1,321	$390	$48	$8,705

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2019, the Fund did not pay any amounts to affiliates in return for these services.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements  (unaudited) (continued)

The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended November 30, 2019, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Total
$67	$125	$57	$249

For the six months ended November 30, 2019, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:

Institutional	Investor A	Investor C	Class K	Total
$15,026	$5,825	$1,726	$31	$22,608

Other Fees: For the six months ended November 30, 2019, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $2,301.

For the six months ended November 30, 2019, affiliates received CDSCs as follows:

Investor A	Investor C	Total
$2,269	$497	$2,766

Expense Limitations, Waivers, Reimbursements, and Recoupments: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the six months ended November 30, 2019, the amount waived was $317.

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through September 30, 2020. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2019, there were no fees waived by the Manager pursuant to this arrangement.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Expense Limitation
Institutional Investor A Investor C Class K	0.55 0.80 1.55 0.50%

The Manager has agreed not to reduce or discontinue these contractual expense limitations through September 30, 2020, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the six months ended November 30, 2019, the amounts included in the Statement of Operations were as follows:

Fees waived and/or reimbursed by the Manager	$115,589
Administration fees waived	258

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager, administration fees waived, administration fees waived — class specific, transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statement of Operations. For the six months ended November 30, 2019, class specific expense waivers and/or reimbursements were as follows:

	Institutional	Investor A	Investor C	Class K	Total
Administration fees waived — class specific	$4,596	$1,321	$390	$48	$6,355
Transfer agent fees waived and/or reimbursed — class specific	11	2,524	750	30	3,315

With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(1) the Fund has more than $50 million in assets for the fiscal year, and

(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective October 5, 2022, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.

As of November 30, 2019, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring May 31,
	2020	2021	2022
Fund Level	$261,698	$244,945	$115,847
Institutional	1,335	6,797	4,607
Investor A	2,176	2,918	3,845
Investor C	1,479	1,837	1,140
Class K	79	101	78

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Fund is responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Fund. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. The Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the Fund retains 73.5% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 80% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

Prior to January 1, 2019, the Fund retained 71.5% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 65% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across a complex of open-end funds referred to as the Equity-Liquidity Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 75% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 65% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by the Fund is shown as securities lending income — affiliated — net in the Statement of Operations. For the six months ended November 30, 2019, the Fund paid BIM $2,049 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, the Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. The Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the six months ended November 30, 2019, the Fund did not participate in the Interfund Lending Program.

Trustees and Officers: Certain trustees and/or officers of the Fund are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the Fund’s Chief Compliance Officer, which is included in Trustees and Officer in the Statement of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2019, purchases and sales of investments, excluding short-term securities, were $79,338,117 and $63,858,229, respectively.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements  (unaudited) (continued)

8.	INCOME TAX INFORMATION

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for each of the four years ended May 31, 2019. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of November 30, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

As of November 30, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$87,867,098

Gross unrealized appreciation	16,118,225
Gross unrealized depreciation	(1,932,473)

Net unrealized appreciation	$14,185,752

9.	BANK BORROWINGS

The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2020 unless extended or renewed. Prior to April 18, 2019, Participating Funds paid an upfront commitment fee of 0.02% on the total commitment amounts, in addition to administration, legal and arrangement fees, which are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2019, the Fund did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market,

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/19		Year Ended 05/31/19
	Shares	Amount	Shares	Amount
Institutional
Shares sold	1,286,756	$17,341,019	2,340,835	$30,234,319
Shares issued in reinvestment of distributions	32,100	435,922	141,628	1,804,788
Shares redeemed	(368,472)	(4,970,462)	(1,529,220)	(19,497,921)

Net increase	950,384	$12,806,479	953,243	$12,541,186

Investor A
Shares sold and automatic conversion of shares	267528	$3,585,438	555,918	$7,041,837
Shares issued in reinvestment of distributions	8,582	116,194	25,908	328,484
Shares redeemed	(86,065)	(1,162,124)	(147,086)	(1,801,706)

Net increase	190,045	$2,539,508	434,740	$5,568,615

Investor C
Shares sold	36,535	$488,840	157,553	$2,005,059
Shares issued in reinvestment of distributions	2,499	33,517	10,895	137,227
Shares redeemed and automatic conversion of shares	(16,591)	(219,726)	(22,020)	(275,808)

Net increase	22,443	$302,631	146,428	$1,866,478

Class K
Shares sold	25,059	$336,678	6,924	$91,186
Shares issued in reinvestment of distributions	104	1,411	—	—
Shares redeemed	(335)	(4,463)	(5)	(59)

Net increase	24,828	$333,626	6,919	$91,127

Total Net Increase	1,187,700	$15,982,244	1,541,330	$20,067,406

As of November 30, 2019, shares of the Fund owned by BlackRock HoldCo 2, Inc., an affiliate of the Fund, were as follows:

Institutional	1,995,000
Investor A	2,500
Investor C	2,500
Class K	19,802

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Statement Regarding Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Board of Trustees (the “Board”) of BlackRock FundsSM, on behalf of BlackRock Impact U.S. Equity Fund, met on November 12-13, 2019 (the “Meeting”) to review the liquidity risk management program (the “Program”) applicable to the BlackRock open-end funds, excluding money market funds (each, a “Fund”), pursuant to the Liquidity Rule. The Board has appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain Funds, as the program administrator for each Fund’s Program, as applicable. BlackRock has delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the operation of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from December 1, 2018 through September 30, 2019 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology. It also described BlackRock’s methodology in establishing a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

A. The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity bucketing methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

B. Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions: During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

C. Holdings of cash and cash equivalents, as well as borrowing arrangements: The Committee considered the terms of the credit facility applicable to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio and BlackRock Credit Strategies Income Fund, each a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Mark Stalnecker, Chair of the Board and Trustee

Bruce R. Bond, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Lena G. Goldberg, Trustee

Robert M. Hernandez, Trustee

Henry R. Keizer, Trustee

Cynthia A. Montgomery, Trustee

Donald C. Opatrny, Trustee

Joseph P. Platt, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Robert Fairbairn, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Lisa Belle, Anti-Money Laundering Compliance Officer

Janey Ahn, Secretary

Effective September 19, 2019, Lisa Belle replaced John MacKessy as the Anti-Money Laundering Compliance Officer of the Trust.

Effective September 19, 2019, Janey Ahn replaced Benjamin Archibald as the Secretary of the Trust.

Investment Manager and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

Wilmington, DE 19809

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

TRUSTEE AND OFFICER INFORMATION	29

Additional Information

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Fund’s Form N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at blackrock.com.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	31

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

IMP-11/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 3, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 3, 2020

3